Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Payment Transactions [Abstract]
Schedule of expenses recognized in financial statements
	Year ended December 31,
	2017	2016	2015
	USD

Research and development expenses	$139	$129	$53
General and administrative expenses	53	180	56

	$192	$309	$109

Summary of weighted average exercise prices and modification in option plans of employees, directors and consultants
	Shares subject to options outstanding
	2017		2016		2015
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of year	737,028	2.63	798,579	3.14	592,707	3.94
Grants	970,000	0.75	180,000	1.15	240,000	1.11
Forfeited/expired	(216,605)	4.26	(241,551)	3.32	(34,128)	2.82

Outstanding at end of year	1,490,423	1.35	737,028	2.63	798,579	3.14

Exercisable at end of year	451,266	2.41	402,500	3.87	557,749	4.00

Summary of estimated using the binomial option pricing model
	December 31,
Description	2017	2016

Risk-free interest rate	1.89%-2.31%	2.01%-2.02%
Expected volatility	74.4%-77.64%	77.84%-78.22%
Dividend yield	0	0
Contractual life	10	10
Early Exercise Multiple (Suboptimal Factor)	2.5	2.5
Exercise price	0.72-0.98	1.12-1.39